Subsequent Events	3 Months Ended
Mar. 31, 2019
Successor [Member]
Subsequent Events

19. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occur after the balance sheet date up to the date that the condensed consolidated interim financial statements are issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated interim financial statements.

On May 7, 2019, the Company entered into a $450 million term loan and revolving Secured Facilities Agreement for National Energy Services Reunited Corp. with Arab Petroleum Investments Corporation (APICORP) – Bahrain Banking Branch, HSBC Bank Middle East Limited, Mashreqbank PSC and Saudi British Bank acting as initial mandated lead arrangers and bookrunners, Mashreqbank PSC acting as global agent, Arab Petroleum Investments Corporation (APICORP) and Mashreqbank PSC acting as security agents, NPS Bahrain for Oil & Gas Wells Services WLL, Gulf Energy SAOC and National Petroleum Technology Company as borrowers, and HSBC bank Middle East Limited, Mashreqbank PSC, Arab Petroleum Investors Corporation (APICORP) and Saudi British Bank, as the Lenders. The $450 million consists of a $300 million term loan, an $85 million working capital facility for letters of guarantee and letters of credit, and a $65 million revolving credit facility. Upon consummation of this transaction, the Company settled its existing debt obligations described in Note 9, Debt, to our condensed consolidated interim financial statements included in Part 1, Item 1, “Financial Statements (Unaudited)” of this Periodic Report.